Accounts Receivable, Net	12 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2018	2017
Accounts receivable — billed	$728,716	$664,099
Accounts receivable — unbilled	263,997	229,695
Less — allowances	(21,211)	(28,726)

Accounts receivable, net	$971,502	$865,068